DISCONTINUED OPERATIONS - Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 7,168	$ 8,208	$ 7,683
Direct operating costs	(6,532)	(7,568)	(6,794)
General and administrative expenses	(272)	(326)	(268)
Interest expense, net	(821)	(832)	(878)
Equity accounted income (loss), net	10	8	3
Impairment expense, net	0	(691)	(606)
Gain on acquisitions/dispositions, net	0	0	87
Other income (expense), net	190	(666)	126
Income (loss) before income tax from continuing operations	(1,088)	(2,075)	(911)
Net income (loss)	(1,001)	(1,927)	2,829
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	0	0	3,506
Direct operating costs	0	0	(3,087)
General and administrative expenses	0	0	(176)
Interest expense, net	0	0	(246)
Equity accounted income (loss), net	0	0	1
Impairment expense, net	0	0	(3)
Gain on acquisitions/dispositions, net	0	0	3,916
Other income (expense), net	0	0	(115)
Income (loss) before income tax from continuing operations	0	0	3,796
Current and deferred taxes	0	0	16
Net income (loss)	$ 0	$ 0	$ 3,812